Income Taxes - Summary of Income Tax Expense (Benefit) from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal							$ 0
State					856	1	41
Total Current					856	1	41
Deferred:
Federal					38	(179)	(9)
State					(29)	(54)	(145)
Total Deferred					9	(233)	(154)
Income tax expense (benefit)	$ 435	$ 39	$ 451	$ 39	$ 865	$ (232)	$ (113)